INTANGIBLE ASSETS OTHER THAN GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	$ 695,926,565	$ 671,778,888
Additions	12,926,859	9,132,555
Amortization	(7,686,371)	(5,045,230)
Impairment	(881,421)	(1,627,000)
Other increases (decreases)	(6,902,002)	(21,687,352)
Ending balance	693,383,630	695,926,565
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	664,877,100	644,233,416
Impairment	(881,421)	(1,627,000)
Other increases (decreases)	(8,393,578)	(22,270,684)
Ending balance	655,602,101	664,877,100
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	23,706,850	20,763,351
Additions	12,926,859	8,984,225
Amortization	(7,498,481)	(4,857,341)
Other increases (decreases)	2,200,511	1,183,385
Ending balance	31,335,739	23,706,850
Water rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	587,432	439,102
Additions		148,330
Ending balance	587,432	587,432
Trademarks indefinite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	6,341,107	5,741,054
Other increases (decreases)	(708,935)	(600,053)
Ending balance	5,632,172	6,341,107
Trademarks definite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	406,101	593,990
Amortization	(187,890)	(187,889)
Ending balance	218,211	406,101
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	7,975	7,975
Ending balance	$ 7,975	$ 7,975